Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but are Expected to be Recognized in Consolidated Statements of Income (Detail) - Pension Benefits
$ in Thousands
May 31, 2019 USD ($)
U.S. Plans
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	$ (17,973)
Prior service (cost) credit	(8)
Non-U.S. Plans
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(2,091)
Prior service (cost) credit	$ 35